SEGMENTS (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 1,649	$ 2,205	$ 3,109
Amounts not allocated to segments [Abstract]
Depreciation And Amortization	1,642	1,708	1,069
General and administrative expenses	1,239	1,238	932
Legal Settlements And Loss Contingencies	1,524	715	471
Impairments Restructuring And Others	788	1,259	430
Financial expenses - net	(399)	(386)	(153)
Income before income taxes	1,250	1,819	2,956
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	6,437	6,953	6,185
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	6,223	6,756	5,966
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,656	2,062	2,059
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	4,567	4,694	3,907
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	214	197	219
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation And Amortization	1,180	1,272	707
General and administrative expenses	1,239	1,238	932
Legal Settlements And Loss Contingencies	1,524	715	471
Impairments Restructuring And Others	788	1,259	430
Otehr Unallocated Amounts	$ 57	$ 264	$ 536